SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Reportable Operating Segments
Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Telematics services	Telematics products	Total

Year ended December 31, 2018

Revenues	181,357	71,978	253,335
Operating income	56,913	5,465	62,378
Assets	101,305	36,355	137,660
Goodwill	55,069	7,827	62,896
Expenditures for assets	15,677	537	16,214
Depreciation and amortization	8,630	486	9,116

Year ended December 31, 2017

Revenues	169,752	64,884	234,636
Operating income	55,012	1,523	56,535
Assets	95,384	17,192	112,576
Goodwill	1,732	2,045	3,777
Expenditures for assets	9,346	681	10,027
Depreciation and amortization	10,030	328	10,358

Year ended December 31, 2016

Revenues	141,940	57,634	199,574
Operating income	44,045	3,953	47,998
Assets	84,777	15,793	100,570
Goodwill	1,562	1,844	3,406
Expenditures for assets	9,063	268	9,331
Depreciation and amortization	8,980	180	9,160

Reconciliation of Reporting Information from Segments to Consolidated Totals
Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2018	2017	2016

Total revenues of reportable segment and consolidated revenues	253,335	234,636	199,574

Operating income
Total operating income for reportable segments	62,378	56,535	47,998
Unallocated amounts:
Financing income, net	717	(989)	2,056
Other income, net	13,138	-	-
Consolidated income before taxes on income	76,233	55,546	50,054

Assets
Total assets for reportable segments (*)	200,556	116,353	103,976
Other unallocated amounts:
Current assets	103,994	59,412	43,874
Investments in affiliated and other companies	7,644	16,221	12,060
Property and equipment, net	20,074	15,092	10,912
Other unallocated amounts	41,524	8,081	7,197
Consolidated total assets (at year end)	373,792	215,159	178,019

Other significant items
Total expenditures for assets of reportable segments	16,214	10,027	9,331
Unallocated amounts	5,168	6,281	4,498
Consolidated total expenditures for assets	21,382	16,308	13,829

Total depreciation, amortization and impairment for reportable segments	9,116	10,358	9,160
Unallocated amounts	5,492	3,161	2,475
Consolidated total depreciation, amortization and impairment	14,608	13,519	11,635

(*)	Including goodwill.

Schedule of Revenues and Long-Lived Assets by Geographical Areas
Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2018	2017	2016

Israel	116,186	116,391	101,273
United States	8,873	8,537	8,697
Brazil	90,842	89,455	70,982
Argentina	13,643	15,211	14,772
Mexico	7,889	-	-
Ecuador	8,362	-	-
Colombia	2,450	-	-
Others	5,090	5,042	3,850
Total	253,335	234,636	199,574

	Property and equipment, net
	December 31,
(in thousands)	2018	2017	2016

Israel	16,478	16,757	11,973
United States	142	118	106
Brazil	24,562	17,969	19,188
Argentina	3,820	4,203	4,377
Mexico	3,285	-	-
Ecuador	1,530	-	-
Colombia	303	-	-
Other	340	-	-
Total	50,460	39,047	35,644